PROSPECTUS SUPPLEMENT DATED JUNE 13, 2008

THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUS FOR PRIVATE INVESTMENT CLASS OF THE PORTFOLIOS LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO                STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO            TREASURY PORTFOLIO
LIQUID ASSETS PORTFOLIO                      TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - Minimum Investments Per Fund Account" on page A-1 of the prospectus.

      "The minimum investments for Private Investment Class accounts are as follows:

                                                       INITIAL                     ADDITIONAL
         CLASS                                      INVESTMENTS*                   INVESTMENTS
----------------------------------------------------------------------------------------------------------
         Private Investment Class                     $100,000                     no minimum

         * An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement."

PROSPECTUS SUPPLEMENT DATED JUNE 13, 2008

THE FOLLOWING INFORMATION SUPPLEMENTS THE PROSPECTUS FOR RESOURCE CLASS OF THE PORTFOLIOS LISTED BELOW:

GOVERNMENT & AGENCY PORTFOLIO                 STIC PRIME PORTFOLIO
GOVERNMENT TAXADVANTAGE PORTFOLIO             TREASURY PORTFOLIO
LIQUID ASSETS PORTFOLIO                       TAX-FREE CASH RESERVE PORTFOLIO

The following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - Minimum Investments Per Fund Account" on page A-1 of the prospectus.

         "The minimum investments for Resource Class accounts are as follows:

                                                       INITIAL                     ADDITIONAL
         CLASS                                      INVESTMENTS*                   INVESTMENTS
----------------------------------------------------------------------------------------------------------
         Resource Class                              $1,000,000                    no minimum

         * An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement."